Premium Income and Premiums Paid to Reinsurers - Additional Information (Detail) - Life insurance general account [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance premium revenue [line items]
Total decrease in premium income	€ 2,039	€ 1,178
United Kingdom [member]
Disclosure of insurance premium revenue [line items]
Reduction in upgraded Life insurance policies	€ 1,327	€ 1,777	€ 3,439